Stock-Based Compensation - Summary of Stock-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 1,682,565	$ 476	$ 771
Research and Development Expense [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	926,730	79	64
General and Administrative [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 755,835	$ 397	$ 707